Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Warrants [member]
Warrants outstanding	4,479,691	3,689,506